Inventories	3 Months Ended
Mar. 31, 2015
Inventory Disclosure [Abstract]
Inventories
Inventories
Inventories as of March 31, 2015 and December 31, 2014 consisted of the following:

	March 31, 2015	December 31, 2014
	(Dollars in millions)
Materials and supplies	$137.1	$143.6
Raw coal	76.1	115.0
Saleable coal	156.3	147.9
Total	$369.5	$406.5
Materials and supplies inventories presented above have been shown net of reserves of $4.9 million and $4.6 million as of March 31, 2015 and December 31, 2014, respectively.